Leases (Details) - Schedule of weighted average remaining lease term and the weighted average discount rate - Ambulnz, Inc. [Member]	Dec. 31, 2020
Operating Lease Member
Leases (Details) - Schedule of weighted average remaining lease term and the weighted average discount rate [Line Items]
Weighted average remaining lease term (in years) – operating leases	4 years 3 months 14 days
Weighted average discount rate – operating leases	6.00%
Finance Lease Member
Leases (Details) - Schedule of weighted average remaining lease term and the weighted average discount rate [Line Items]
Weighted average remaining lease term (in years) – finance leases	3 years 8 months 4 days
Weighted average discount rate – finance leases	6.00%